Condensed Consolidated Interim Statements of Profit or Loss and Comprehensive Income / (Loss) - EUR (€) € in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Revenue		€ 1,022	€ 1,436	€ 1,767	€ 3,661
Research and development costs		(83,306)	(63,578)	(171,455)	(121,093)
Selling, general and administrative expenses		(35,345)	(20,805)	(72,591)	(38,720)
Operating profit / (loss)		(117,629)	(82,947)	(242,279)	(156,152)
Share of profit / (loss) of associate		(4,817)	(1,885)	23,289	(3,400)
Finance income		145	86	23,268	1,996
Finance expenses		(12,141)	(10,292)	(1,703)	(876)
Profit / (loss) before tax		(134,442)	(95,038)	(197,425)	(158,432)
Tax on profit / (loss) for the period		68	106	259	183
Net profit / (loss) for the period		(134,374)	(94,932)	(197,166)	(158,249)
Attributable to owners of the Company		€ (134,374)	€ (94,932)	€ (197,166)	€ (158,249)
Basic and diluted earnings / (loss) per share		€ (2.50)	€ (1.97)	€ (3.66)	€ (3.29)
Number of shares used for calculation (basic and diluted)	[1]	53,848,166	48,207,661	53,804,300	48,096,749
Consolidated Interim Statement of Comprehensive Income
Net profit / (loss) for the period		€ (134,374)	€ (94,932)	€ (197,166)	€ (158,249)
Other comprehensive income / (loss)
Exchange differences on translating foreign operations		77	(147)	1,765	(61)
Other comprehensive income / (loss) for the period, net of tax		77	(147)	1,765	(61)
Total comprehensive income / (loss)		(134,297)	(95,079)	(195,401)	(158,310)
Attributable to owners of the Company		€ (134,297)	€ (95,079)	€ (195,401)	€ (158,310)

[1]	A total of 6,065,823 warrants outstanding as of June 30, 2021 can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the periods presented. Similarly, a total of 5,788,390 warrants outstanding as of June 30, 2020 are also considered antidilutive for the periods presented and have not been included in the calculation.